Long-Term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2015
Long-term Debt and Capital Lease Obligations [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt and capital lease obligations consist of the following (in thousands):

	September 30, 2015	December 31, 2014
Capital lease obligations	$12,197	$8,678
2017 Notes	55,999	272,652
2020 Notes	498,144	—
	566,340	281,330
Less: current portion	(784)	(718)
	$565,556	$280,612

Components of Convertible Debt

	September 30, 2015	December 31, 2014
Principal amount of 2020 Notes	$632,500	$—
Unamortized debt discount	(134,356)	—
Net carrying amount of 2020 Notes	$498,144	$—